Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 05, 2016
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP EQUITY FUNDS IV
Central Index Key	dei_EntityCentralIndexKey	0000778108
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 05, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2016
Prospectus Date	rr_ProspectusDate	Jun. 30, 2016